Prepayment for property plant and equipment	6 Months Ended
Mar. 31, 2024
Prepayment for property plant and equipment
Prepayment for property, plant and equipment

Note 10 – Prepayment for property, plant and equipment

As of March 31, 2024, the Company had prepayment in the amount of $0.9 million for the production line equipment to be installed in the new production plant in Manzhouli City. The contractual amount was $1.1 million, the remaining $0.2 million was disclosed as capital commitment.